Other financial assets - Summary of other financial assets including non-quasi equity loans to equity accounted units (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Assets [Abstract]
Non-current derivative financial instruments	$ 210	$ 531
Non-current equity shares and quoted funds	98	66
Other non-current investments, including loans	220	231
Other financial assets, non-current	528	829
Current derivative financial instruments	62	134
Current equity shares and quoted funds	19	9
Other current investments, including loans	2,462	2,668
Current loans to equity accounted units	0	40
Other financial assets, current	2,543	2,851
Derivative financial instruments	272	665
Equity shares and quoted funds	117	75
Other investments, including loans	2,682	2,899
Loans to equity accounted units	0	41
Other financial assets	3,071	3,680
Highly liquid financial assets held in managed investment funds classified as held for trading	$ 2,401	$ 2,538